Acquisitions	6 Months Ended
Jul. 31, 2026
Acquisitions
Acquisitions

Note 3 – Acquisitions

Fiscal 2027 Acquisitions

On March 11, 2026, Descartes acquired all of the shares of Utordo Ltd., doing business as OrderMine (“OrderMine”), a UK-based provider of AI-powered forecasting and demand planning solutions designed to support ecommerce businesses across their growth lifecycle. The purchase price for the acquisition was approximately $2.3 million (GBP 1.7 million), net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $1.0 million (GBP 0.8 million) based on

OrderMine achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $1.0 million at the acquisition date. The gross contractual amount of trade receivables acquired was nominal with a nominal fair value at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before March 11, 2027.

On April 22, 2026, Descartes acquired all of the shares of Idelic Inc. (“Idelic”), a provider of AI-powered driver safety and performance management solutions. The purchase price for the acquisition was approximately $25.3 million, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $12.0 million based on Idelic achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $2.8 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.0 million with a fair value of $0.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.4 million. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, deferred tax assets, intangible assets, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before April 22, 2027.

On July 2, 2026, Descartes acquired all of the shares of Drivin SpA and its subsidiaries (collectively referred to as “Drivin”), a provider of last mile delivery management solutions across Latin America. The purchase price for the acquisition was approximately $29.5 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $5.0 million based on Drivin achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $2.7 million at the acquisition date. The gross contractual amount of trade receivables acquired was $2.1 million with a fair value of $2.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, deferred tax assets, intangible assets, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before July 2, 2027.

For the businesses acquired during fiscal 2027, we incurred acquisition-related costs of $0.5 million and $1.1 million for the three and six month periods ended July 31, 2026, respectively. The acquisition-related costs were primarily for advisory services and are included in other charges in our condensed consolidated statements of operations. During the three and six month periods ended July 31, 2026, we have recognized revenues of $2.6 million and $2.8 million, respectively, and a net loss of $0.4 million and $0.3 million, respectively, from OrderMine, Idelic and Drivin since the date of acquisition in our condensed consolidated statements of operations.

The preliminary purchase price allocation for the businesses acquired during 2027, which has not been finalized, is as follows:

	Order-
	Mine	Idelic	Drivin	Total
Purchase price consideration:
Cash, net of cash acquired related to OrderMine ($82), Idelic ($669) and Drivin ($779)	2,324	25,258	29,451	57,033
Contingent consideration	1,007	2,800	2,700	6,507
Net working capital adjustments (receivable) / payable	(26)	66	1,590	1,630
	3,305	28,124	33,741	65,170
Allocated to:
Current assets, excluding cash acquired	31	477	2,013	2,521
Property and equipment	—	—	31	31
Deferred income tax asset	—	5,835	—	5,835
Other long-term assets	—	17	16	33
Current liabilities	(52)	(797)	(841)	(1,690)
Deferred revenue	(20)	(2,173)	(189)	(2,382)
Deferred income tax liabilities	(248)	—	(5,589)	(5,837)
Net tangible assets (liabilities) assumed	(289)	3,359	(4,559)	(1,489)

Finite life intangible assets acquired:
Customer agreements and relationships	322	7,600	8,500	16,422
Existing technology	671	12,300	11,300	24,271
Trade names	—	50	700	750
Non-compete covenants	—	200	200	400
Goodwill	2,601	4,615	17,600	24,816
	3,305	28,124	33,741	65,170

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the table above represents our estimates of the allocation of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocations may differ from the final purchase price allocation, and these differences may be material. Revisions to the allocations will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocations will be completed within one year from the acquisition date.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	OrderMine	Idelic	Drivin
Customer agreements and relationships	10 years	10 years	8 years
Existing technology	6 years	6 years	6 years
Trade names	N/A	2 years	8 years
Non-compete covenants	N/A	3 years	3 years

The goodwill on the OrderMine, Idelic and Drivin acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the OrderMine, Idelic and Drivin acquisitions is not deductible for tax purposes.

Fiscal 2026 Acquisitions

On March 24, 2025, Descartes acquired all of the shares of SEP 3GTMS Topco, Inc. and its subsidiaries (collectively referred to as “3GTMS”), a provider of transportation management solutions. The purchase price for the acquisition was approximately $112.7 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $3.4 million with a fair value of $2.8 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.6 million. The purchase price was finalized in the three month period ended January 31, 2026 with no adjustments.

On June 18, 2025, Descartes acquired all of the shares of PackageRoute Holdco, Inc. (“PackageRoute”), a provider of final-mile carrier solutions. The purchase price for the acquisition was approximately $1.9 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was nominal with a nominal fair value at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended July 31, 2026 with no adjustments.

On August 1, 2025, Descartes acquired all of the shares of Finale, Inc. (“Finale”), a US-based provider of cloud-based inventory management solutions designed to support ecommerce businesses across their growth lifecycle. The purchase price for the acquisition was approximately $39.2 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $15.0 million based on Finale achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $3.6 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.1 million with a fair value of $0.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended July 31, 2026 with no adjustments.

Pro Forma Results of Operations (Unaudited)

The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired Drivin, Idelic, OrderMine, Finale, PackageRoute, and 3GTMS as of February 1, 2025.

This pro forma information is for information purposes only and does not purport to represent what our actual results of operations for the periods presented would have been had the acquisitions of Drivin, Idelic, OrderMine, Finale, PackageRoute, and 3GTMS occurred at February 1, 2025, or to project our results of operations for any future period.

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025

Revenue	202,964	186,484	401,162	365,810
Net income	50,029	37,626	98,650	73,025
Earnings per share
Basic	0.58	0.44	1.15	0.85
Diluted	0.57	0.43	1.13	0.83